Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gross carrying value
Gross carrying value at beginning	$ 1,131,348	$ 1,063,098	$ 1,066,208	$ 1,066,208	$ 1,076,439	$ 59,289,662
Gross carrying value, Additions	172,535	81,887	1,045	82,932
Gross carrying value, Derecognized on ‘disposals of a subsidiary						(68,500)
Gross carrying value, Write off						(59,216,654)
Gross carrying value, Exchange differences	(27,183)	(13,637)	(4,155)	(17,792)	10,231	73,601
Gross carrying value, Acquisition through business combination						1,132,817
Gross carrying value at ending	1,276,700	1,131,348	1,063,098	1,131,348	1,066,208	1,076,439
Accumulated amortization
Accumulated amortisation at beginning	48,186	39,809	32,024	32,024	16,211	24,030,158
Accumulated amortisation, Charge for the year	7,973	8,377	7,785	16,162	15,813	16,211
Accumulated amortisation, Write off					(1,255)	(24,030,158)
Accumulated amortisation at ending	56,159	48,186	39,809	48,186	32,024	16,211
Net block	1,220,540	1,083,162	1,023,289	1,083,162	1,034,184	1,060,228
Pre-deal Customers Acquisition [Member]
Gross carrying value
Gross carrying value at beginning						59,216,654
Gross carrying value, Additions
Gross carrying value, Derecognized on ‘disposals of a subsidiary
Gross carrying value, Write off						(59,216,654)
Gross carrying value, Exchange differences
Gross carrying value, Acquisition through business combination
Gross carrying value at ending
Accumulated amortization
Accumulated amortisation at beginning						24,030,158
Accumulated amortisation, Charge for the year
Accumulated amortisation, Write off						(24,030,158)
Accumulated amortisation at ending
Net block
Goodwill [member]
Gross carrying value
Gross carrying value at beginning	708,923	722,560	726,715	726,715	736,946	73,008
Gross carrying value, Additions
Gross carrying value, Derecognized on ‘disposals of a subsidiary						(68,500)
Gross carrying value, Write off
Gross carrying value, Exchange differences	(27,183)	(13,637)	(4,155)	(17,792)	10,231	73,601
Gross carrying value, Acquisition through business combination						793,324
Gross carrying value at ending	681,740	708,923	722,560	708,923	726,715	736,946
Accumulated amortization
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Accumulated amortisation, Write off
Accumulated amortisation at ending
Net block	681,740	708,923	722,560	708,923	726,715	736,946
Commercial rights [Member]
Gross carrying value
Gross carrying value at beginning	421,164	339,277	339,277	339,277	339,277
Gross carrying value, Additions	168,851	81,887		81,887
Gross carrying value, Derecognized on ‘disposals of a subsidiary
Gross carrying value, Write off
Gross carrying value, Exchange differences
Gross carrying value, Acquisition through business combination						339,277
Gross carrying value at ending	590,015	421,164	339,277	421,164	339,277	339,277
Accumulated amortization
Accumulated amortisation at beginning	47,822	39,677	31,917	31,917	16,157
Accumulated amortisation, Charge for the year	7,782	8,145	7,760	15,905	15,760	16,157
Accumulated amortisation, Write off
Accumulated amortisation at ending	55,604	47,822	39,677	47,822	31,917	16,157
Net block	534,412	373,342	299,600	373,342	307,360	323,120
Software [Member]
Gross carrying value
Gross carrying value at beginning	1,261	1,261	216	216	216
Gross carrying value, Additions	3,684		1,045	1,045
Gross carrying value, Derecognized on ‘disposals of a subsidiary
Gross carrying value, Write off
Gross carrying value, Exchange differences
Gross carrying value, Acquisition through business combination						216
Gross carrying value at ending	4,945	1,261	1,261	1,261	216	216
Accumulated amortization
Accumulated amortisation at beginning	364	131	107	107	54
Accumulated amortisation, Charge for the year	191	233	24	257	53	54
Accumulated amortisation, Write off
Accumulated amortisation at ending	556	364	131	364	107	54
Net block	4,389	896	1,129	896	109	162
Intangible assets under development [member]
Gross carrying value
Gross carrying value at beginning					11,051	166,587
Gross carrying value, Additions						4,464
Gross carrying value, Derecognized on ‘disposals of a subsidiary
Gross carrying value, Write off					(11,051)	160,000
Gross carrying value, Exchange differences
Gross carrying value, Acquisition through business combination
Gross carrying value at ending						11,051
Accumulated amortization
Accumulated amortisation at beginning
Accumulated amortisation, Charge for the year
Accumulated amortisation, Write off
Accumulated amortisation at ending
Net block						$ 11,051